Fixed Assets	12 Months Ended
Dec. 31, 2012
Fixed Assets

NOTE 7—FIXED ASSETS

Fixed assets at December 31, 2012 and 2011 are summarized as follows (in thousands):

	For the Year Ended December 31,
	2012	2011
Computer software and equipment	$2,288	$2,222
Furniture, fixtures and equipment	670	1,046
Leasehold improvements	773	666

	3,731	3,934
Less: Accumulated depreciation	3,514	3,379

Fixed assets, net	$217	$555

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was approximately $350,000, $573,000 and $669,000, respectively, the Company also recorded $9,000 related to fixed asset write offs during 2012 and these are included in selling, general, and administrative expenses in the accompanying consolidated statement of income. During 2012 and 2011, the Company recorded $11,000 and $10,000, respectively, in amortization expense related to its domain name which was acquired in 2011 (See Note 2) which is included in selling, general and administrative expenses in the accompanying consolidated statement of income.